CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE, RELATED PARTIES TO BE UPDATED (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 02, 2018
Short-term Debt [Line Items]
Convertible notes payable	$ 638,714	$ 635,714	$ 1,956,922
Various Convertible Notes [Member]
Short-term Debt [Line Items]
Total Convertible Notes		43,500	43,500
Ylimit, LLCC convertible Notes [Member]
Short-term Debt [Line Items]
Total Convertible Notes		(0)	1,336,208
Golock Capital, LLC Convertible Notes [Member]
Short-term Debt [Line Items]
Total Convertible Notes		339,011	339,011	$ 40,000
Other Convertible Notes [Member]
Short-term Debt [Line Items]
Total Convertible Notes		$ 253,203	$ 238,203